Oppenheimer Global Strategic Income Fund/VA

Supplement dated July 1, 2015 to the

Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of Oppenheimer Global Strategic Income Fund/VA (the “Fund”), each dated April 30, 2015, and is in addition to any other supplement(s).

Effective August 3, 2015:

1.	The last paragraph in the section “Principal Investment Strategies” in the Prospectus is deleted and replaced by the following:

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), exchange-traded funds related to gold or other special minerals ("Gold ETFs"), and Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to: (1) commodities market returns within the limitations of the federal tax requirements that apply to the Fund; and (2) Regulation S securities. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, foreign securities, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

2.	The following is added to the section “Principal Risks” in the Prospectus:

Risks of Investing in Regulation S Securities. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

3.	The following is added to the section “The Fund’s Principal Investment Strategies and Risks” in the Prospectus:

Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

4.	The section “Investments in the Fund’s Wholly-Owned Subsidiary” in the Prospectus is deleted and replaced by the following:

Investments in the Fund's Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and Regulation S securities. The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

Investment in the Subsidiary is expected to provide the Fund with exposure to: (1) the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code ("Subchapter M"); and (2) Regulation S securities. Subchapter M requires, among other things, that at least 90% of the Fund's gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income"). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as "qualifying income" for purposes of the 90% income requirement. The Fund has received a private letter ruling from the Internal Revenue Service confirming that income from the Fund's investment in the Subsidiary constitutes "qualifying income" for purposes of Subchapter M.

The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund. Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund's ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

5.	The following is added to the section “The Fund’s Main Investment Policies” in the SAI:

Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

6.	The section “Investment in Wholly-Owned Subsidiary” in the SAI is deleted and replaced by the following:

Investment in Wholly-Owned Subsidiary. Global Strategic Income Fund/VA and Global Multi-Alternatives Fund/VA each may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"). Global Multi-Alternatives Fund/VA’s Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals ("Gold ETFs"). Global Strategic Income Fund/VA’s Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), exchange-traded funds related to gold or other special minerals ("Gold ETFs"), and Regulation S securities. Each Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

Since each Fund may invest a substantial portion of its assets in the relevant Subsidiary, which may hold certain of the investments described in the Fund's prospectus and this Statement of Additional Information, each Fund may be considered to be investing indirectly in those investments through its relevant Subsidiary. Therefore, references in the Funds' Prospectus and in this Statement of Additional Information to investments by the Fund also may be deemed to include the Fund's indirect investments through the relevant Subsidiary.

Neither Subsidiary is registered under the Investment Company Act of 1940 (the "Investment Company Act") and is therefore not subject to its investor protections, except as noted in each Fund's Prospectus or this Statement of Additional Information. Each Fund, as the sole shareholder of the relevant Subsidiary, does not have all of the protections offered by the Investment Company Act. However, each Subsidiary is wholly-owned and controlled by its respective Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the relevant Subsidiary make it unlikely that the Subsidiary would take action contrary to the interests of the relevant Fund or its shareholders. Each Fund's Board has oversight responsibility for the investment activities of the relevant Fund, including its expected investment in the relevant Subsidiary, and each Fund's role as the sole shareholder of its Subsidiary. Also, in managing the relevant Subsidiary's portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the relevant Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary.

Changes in the laws of the United States (where each Fund is organized) and/or the Cayman Islands (where each Subsidiary is organized), could prevent a Fund and/or its Subsidiary from operating as described in the Fund's Prospectus and this Statement of Additional Information and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, the investment returns of a Fund would likely decrease.

For information about the tax treatment of the Subsidiary and its investments, please refer to "Distributions and Taxes."

7.	The first paragraph of the section “Organization and Management of Wholly-Owned Subsidiaries” in the SAI is deleted and replaced by the following:

Organization and Management of Wholly-Owned Subsidiaries. Each of Global Strategic Income Fund/VA and Global Multi-Alternatives Fund/VA may invest up to 25% of its total assets in its Subsidiary. It is expected that Global Strategic Income Fund/VA’s Subsidiary will invest primarily in commodity and financial futures and option contracts, Gold ETFs, fixed income securities, and Regulation S securities. It is expected that Global Multi-Alternatives Fund/VA’s Subsidiary will invest primarily in commodity and financial futures and option contracts, and Gold ETFs. Each Subsidiary may also invest in fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.

July 1, 2015	PS0265.023